FURNITURE AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Furniture And Equipment Tables
Furniture and equipment
	2015	2014
Furniture and Equipment	$16,369	$11,218
Less: Accumulated Depreciation	(2,211)	(745)
Net Property and Equipment	$14,157	$10,474

Furniture and equipment consists of the following as of December 31:

	Year Ended December 31,
	2014	2013
Furniture and Fixtures	$11,218	$0
Less: Accumulated Depreciation	(745)	(0)
Net Property and Equipment	$10,474	$0